Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
January 31, 2024
AICAP-NPRT1-0324
1.813045.119
Common Stocks - 99.7%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	67,031	114,744,336
Canada - 10.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,886,497	110,542,031
Brookfield Asset Management Ltd. Class A (b)	2,562,163	102,973,331
Canadian National Railway Co.	839,540	104,145,547
Canadian Pacific Kansas City Ltd.	1,350,928	108,711,295
CGI, Inc. Class A (sub. vtg.) (a)	835,225	93,533,769
Constellation Software, Inc.	50,582	139,801,131
Constellation Software, Inc. warrants 8/22/28 (a)(c)	50,717	4
Thomson Reuters Corp. (b)	724,645	107,587,778
TOTAL CANADA		767,294,886
China - 1.6%
PDD Holdings, Inc. ADR (a)	859,501	109,044,892
Denmark - 4.4%
DSV A/S	608,380	108,845,159
Novo Nordisk A/S Series B	1,781,922	203,681,638
TOTAL DENMARK		312,526,797
France - 15.7%
Air Liquide SA	603,850	113,000,500
Airbus Group NV	693,618	110,483,563
Capgemini SA	518,031	115,998,040
Dassault Systemes SA	2,504,174	129,812,092
EssilorLuxottica SA	529,300	104,278,245
Hermes International SCA	52,965	112,063,053
L'Oreal SA	270,213	129,311,608
LVMH Moet Hennessy Louis Vuitton SE	212,926	177,166,987
Safran SA	585,326	109,285,523
TOTAL FRANCE		1,101,399,611
Germany - 3.5%
Infineon Technologies AG	2,921,385	106,504,688
SAP SE	823,305	142,634,743
TOTAL GERMANY		249,139,431
India - 8.7%
Axis Bank Ltd.	7,617,891	97,903,361
HCL Technologies Ltd.	6,443,701	122,156,590
HDFC Bank Ltd.	5,948,047	104,556,430
ICICI Bank Ltd.	9,065,018	112,223,098
ITC Ltd.	12,351,888	65,635,341
Larsen & Toubro Ltd.	2,656,656	111,173,622
TOTAL INDIA		613,648,442
Indonesia - 1.5%
PT Bank Central Asia Tbk	168,103,441	101,707,028
Ireland - 1.5%
Kingspan Group PLC (Ireland)	1,281,038	104,606,606
Italy - 1.6%
Ferrari NV (Italy)	317,732	111,149,831
Japan - 9.3%
Hoya Corp.	687,470	87,328,754
Keyence Corp.	270,701	121,111,053
OBIC Co. Ltd.	608,399	93,455,957
Renesas Electronics Corp. (a)	5,417,000	88,879,897
Shin-Etsu Chemical Co. Ltd.	3,091,534	121,689,557
Tokyo Electron Ltd.	773,449	143,530,831
TOTAL JAPAN		655,996,049
Netherlands - 6.6%
ASM International NV (Netherlands)	224,201	125,072,173
ASML Holding NV (Netherlands)	256,772	222,772,343
Wolters Kluwer NV	789,918	116,525,188
TOTAL NETHERLANDS		464,369,704
Sweden - 1.6%
Atlas Copco AB (A Shares)	6,988,655	111,534,902
Switzerland - 1.8%
UBS Group AG	4,277,554	128,829,745
Taiwan - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,746,553	235,197,214
United Kingdom - 11.5%
3i Group PLC	2,290,303	71,697,819
Ashtead Group PLC	1,583,614	104,399,668
AstraZeneca PLC (United Kingdom)	719,137	95,340,913
BAE Systems PLC	6,825,865	101,815,429
Compass Group PLC	4,093,416	112,748,119
London Stock Exchange Group PLC	875,771	99,062,019
RELX PLC (London Stock Exchange)	3,139,939	129,598,069
Sage Group PLC	6,164,946	92,035,209
TOTAL UNITED KINGDOM		806,697,245
United States of America - 14.5%
Alphabet, Inc. Class A (a)	706,200	98,938,620
Linde PLC	250,598	101,449,588
Marsh & McLennan Companies, Inc.	512,480	99,339,123
MasterCard, Inc. Class A	204,175	91,721,535
Moody's Corp.	281,997	110,554,104
NVIDIA Corp.	145,726	89,660,836
S&P Global, Inc.	235,453	105,565,353
Schneider Electric SA	660,762	129,806,783
Visa, Inc. Class A	345,727	94,473,360
Waste Connections, Inc. (Canada)	637,825	99,014,806
TOTAL UNITED STATES OF AMERICA		1,020,524,108
TOTAL COMMON STOCKS (Cost $5,097,814,997)		7,008,410,827

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	108,608,797	108,630,519
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	56,381,162	56,386,800
TOTAL MONEY MARKET FUNDS (Cost $165,017,319)		165,017,319

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,262,832,316)	7,173,428,146
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(141,429,553)
NET ASSETS - 100.0%	7,031,998,593

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	101,117,912	488,312,372	480,799,765	1,307,048	-	-	108,630,519	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	21,521,790	74,229,801	39,364,791	8,079	-	-	56,386,800	0.2%
Total	122,639,702	562,542,173	520,164,556	1,315,127	-	-	165,017,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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